Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Right-of-use assets
Beginning balance	$ 1,462	$ 2,050
Additions	582	1,318
Acquisitions through business combinations		62
Depreciation	(536)	(1,262)
Effect of foreign exchange rates	(19)	113
Ending balance	1,489	2,281
Lease liabilities
Beginning balance	1,187	1,934
Additions	413	1,318
Acquisitions through business combinations		62
Interest expense	22	77
Payments	(787)	(1,515)
Effect of foreign exchange rates	46	92
Ending balance	881	1,968
Lease liabilities - current	771	1,551	$ 743
Lease liabilities - non-current	$ 110	$ 417	$ 444